UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  SEPTEMBER 30, 2008

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management Advisors, LP
		      (Successor entity to Scottwood Capital Management, L.L.C.)
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            NOVEMBER 13,2008
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 11


Form 13F Information Table Value Total: $1,162,169 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA OCT 22.5       PUT              060505104    70000  2000000 SH  PUT  SOLE                  2000000
CARMAX OCT 10     	       PUT              143130102     2800   200000 SH  PUT  SOLE                   200000
HBC OCT 70      	       PUT              404280406    46768   578600 SH  PUT  SOLE                   578600
SPDR TR FINANCIAL              COM              81369Y605   168216  8457310 SH       SOLE                  8457310
SPDR TR FINANCIAL OCT 16       PUT              81369Y605    39780  2000000 SH  PUT  SOLE                  2000000
SPDR TR FINANCIAL OCT 19       PUT              81369Y605   119340  6000000 SH  PUT  SOLE                  6000000
SPDR TR HOMEBUILDERS NOV 25    CALL             78464A888     9835   500000 SH  CALL SOLE                   500000
SPDR TR HOMEBUILDERS OCT 20    PUT              78464A888    19670  1000000 SH  PUT  SOLE                  1000000
SPDR TR RETAIL OCT 32          PUT              78464A714    30750  1000000 SH  PUT  SOLE                  1000000
SPDR TR OCT 125	               CALL             78462F103   579950  5000000 SH  CALL SOLE                  5000000
WELLS FARGO OCT 22.5           PUT              949746101    75060  2000000 SH  PUT  SOLE                  2000000